Common Stock - Summary of Conversions of Stock (Detail)	Dec. 31, 2022 shares
Conversion of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	37,422,305
Stock-Based Awards—Options Outstanding
Conversion of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	8,845,903
Stock-Based Awards—RSUs Outstanding
Conversion of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	11,332,591
Common Stock Warrants
Conversion of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	17,243,811